SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of Assumptions used to estimate the fair values of the share options granted

Grant date
Risk-free interest rate (1)	2.50-3.00%
Volatility (2)	45%-46%
Expected term (in years) (3)	10
Exercise price (4)	$0.01
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$2.12-$3.36
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)	Fair value of underlying ordinary shares

Prior to the consummation of the listing, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after April 30, 2019, were the closing prices of the Company’s ordinary shares traded in the Stock Exchange.

Kaixin Auto
SHARE-BASED COMPENSATION
Summary of share options activities

			Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2021	167,151	0.02	3.17	0.99	1.12
Forfeited	(145,478)	0.02	3.17	—	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding as of December 31, 2022	21,673	0.02	3.17	6.34	0.27
Expected to vest as of December 31, 2022	—	—	—	—	—
Exercisable as of December 31, 2022	21,673	0.02	3.17	6.34	0.27

Schedule of Total share-based compensation expense of share-based awards granted to employees and directors

	For the Years ended December 31,
	2020	2021	2022
Selling and marketing	$—	$264	$239
Research and development	—	55	44
General and administrative	—	41,270	39,027
Total share-based compensation expense	$—	$41,589	$39,310

Kaixin Auto | Restricted Stock
SHARE-BASED COMPENSATION
Summary of share options activities

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2021	5,441,630	2.55
Forfeited	(5,000,000)	0.94
Granted	43,500,000	0.87
Vested	38,911,292	1.03
Unvested as of December 31, 2022	5,030,339	1.34